FLEXSHARES® TRUST
FlexShares® US Quality Low Volatility Index Fund
FlexShares® Developed Markets ex‑US Quality Low Volatility Index Fund
FlexShares® Emerging Markets Quality Low Volatility Index Fund
SUPPLEMENT DATED AUGUST 1, 2022 TO THE PROSPECTUS DATED MARCH 1, 2022, AS SUPPLEMENTED
The FlexShares® US Quality Low Volatility Index Fund, FlexShares® Developed Markets ex‑US Quality Low Volatility Index Fund and FlexShares® Emerging Markets Quality Low Volatility Index Fund (collectively, the “Funds”) have each changed their classification from “non‑diversified” to “diversified” and therefore are now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in the Prospectus with regard to the Funds being “non‑diversified” are hereby deleted in their entirety.
Please retain this Supplement with your Prospectus for future reference.

FLEXSHARES® TRUST

FlexShares® US Quality Low Volatility Index Fund

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund

FlexShares® Emerging Markets Quality Low Volatility Index Fund

SUPPLEMENT DATED AUGUST 1, 2022 TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED MARCH 1, 2022, AS SUPPLEMENTED

The FlexShares® US Quality Low Volatility Index Fund, FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund and FlexShares® Emerging Markets Quality Low Volatility Index Fund (collectively, the “Funds”) have each changed their classification from “non-diversified” to “diversified.” Accordingly, the disclosure in the SAI is updated as follows:

1.

The first sentence of the second paragraph under the section titled “GENERAL DESCRIPTION OF THE TRUST AND ITS FUNDS” on page 1 of the SAI is hereby revised to remove the Funds from the list of funds that are non-diversified funds.

2.

The Funds are now subject to the following investment restriction relating to certain diversification requirements under the Investment Company Act of 1940 (“1940 Act”) and, correspondingly, the ninth paragraph of the “INVESTMENT RESTRICTIONS” section on page 51 of the SAI is revised as follows to add the Funds:

Each Fund may not:

9)

Make any investment inconsistent with the Fund’s classification as a diversified company under the 1940 Act (applies ONLY to the FlexShares® US Quality Low Volatility Index Fund, FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund, FlexShares® Emerging Markets Quality Low Volatility Index Fund, FlexShares® High Yield Value-Scored Bond Index Fund, FlexShares® STOXX® Global Broad Infrastructure Index Fund, FlexShares® Global Quality Real Estate Index Fund, FlexShares® Real Assets Allocation Index Fund, FlexShares® Credit-Scored US Corporate Bond Index Fund and FlexShares® Credit-Scored US Long Corporate Bond Index Fund).

Please retain this Supplement with your SAI for future reference.